Summary of Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total NOLs	$ 44,336	$ 37,322
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
NOLs expiring between 2029 and 2037	43,912
NOLs which do not expire	135,875
Total NOLs	179,787
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
NOLs expiring between 2029 and 2037	106,320
NOLs which do not expire	37,045
Total NOLs	$ 143,365